Schedule of effects of the restatement (Details) - USD ($)	4 Months Ended	5 Months Ended	12 Months Ended
	Aug. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Current Liabilities
Accumulated losses	$ (6,303)	$ (4,302)
Cash flows used in operating activities
Loss before tax	$ (6,303)	$ (4,303)
Alps Global Holding Berhad [Member]
Non-Current Assets
Intangible assets			$ 837,803	$ 200,407
Other investments
Investment in associates			1,506,644	10,714
Current Assets
Other receivables, deposits and prepayments			234,873	306,410
Current Liabilities
Other payables and accruals			956,063	271,790
Amount due to directors			3,610,711	2,190,149
Accumulated losses			(8,651,666)	(6,351,762)
Foreign translation reserve			(245,711)	(124,413)
Share result of associate			(3,421)	(1,635)
Share result of associate			3,421	1,635
Other comprehensive income [abstract]
Foreign currency translation, representing other comprehensive loss for the financial year			(121,298)	(124,413)
Cash flows used in operating activities
Loss before tax			(2,398,575)	(582,060)
Share of results of associates			(3,421)	(1,635)
Change in working capital
Decrease in other receivables, deposits and prepayments			25,595	$ 12,226
Cash flows used in investing activities
Investment in unquoted shares
Investment in an associate			(1,492,955)
Previously stated [member] | Alps Global Holding Berhad [Member]
Non-Current Assets
Intangible assets			143,185
Other investments
Investment in associates			5,101
Current Assets
Other receivables, deposits and prepayments			1,727,828
Current Liabilities
Other payables and accruals			400,368
Amount due to directors			3,471,788
Accumulated losses			(8,660,408)
Foreign translation reserve			(245,557)
Share result of associate			(5,321)
Share result of associate			5,321
Other comprehensive income [abstract]
Foreign currency translation, representing other comprehensive loss for the financial year			(121,144)
Cash flows used in operating activities
Loss before tax			(2,407,317)
Share of results of associates			5,321
Change in working capital
Decrease in other receivables, deposits and prepayments			(1,467,360)
Cash flows used in investing activities
Investment in unquoted shares
Investment in an associate
Financial effect of corrections of accounting errors one [member] | Alps Global Holding Berhad [Member]
Non-Current Assets
Intangible assets
Other investments			1,492,955
Investment in associates
Current Assets
Other receivables, deposits and prepayments			(1,492,955)
Current Liabilities
Other payables and accruals
Amount due to directors
Accumulated losses
Foreign translation reserve
Share result of associate
Share result of associate
Other comprehensive income [abstract]
Foreign currency translation, representing other comprehensive loss for the financial year
Cash flows used in operating activities
Loss before tax
Share of results of associates
Change in working capital
Decrease in other receivables, deposits and prepayments			1,492,955
Cash flows used in investing activities
Investment in unquoted shares			(1,492,955)
Investment in an associate
Financial effect of corrections of accounting errors two [member] | Alps Global Holding Berhad [Member]
Non-Current Assets
Intangible assets			694,618
Other investments
Investment in associates
Current Assets
Other receivables, deposits and prepayments
Current Liabilities
Other payables and accruals			555,695
Amount due to directors			138,923
Accumulated losses
Foreign translation reserve
Share result of associate
Share result of associate
Other comprehensive income [abstract]
Foreign currency translation, representing other comprehensive loss for the financial year
Cash flows used in operating activities
Loss before tax
Share of results of associates
Change in working capital
Decrease in other receivables, deposits and prepayments
Cash flows used in investing activities
Investment in unquoted shares
Investment in an associate
Financial Effect of Corrections of Accounting Errors Three [Member] | Alps Global Holding Berhad [Member]
Non-Current Assets
Intangible assets
Other investments			(1,492,955)
Investment in associates			1,501,543
Current Assets
Other receivables, deposits and prepayments
Current Liabilities
Other payables and accruals
Amount due to directors
Accumulated losses			8,742
Foreign translation reserve			(154)
Share result of associate			8,742
Share result of associate			(8,742)
Other comprehensive income [abstract]
Foreign currency translation, representing other comprehensive loss for the financial year			(154)
Cash flows used in operating activities
Loss before tax			8,742
Share of results of associates			(8,742)
Change in working capital
Decrease in other receivables, deposits and prepayments
Cash flows used in investing activities
Investment in unquoted shares			1,492,955
Investment in an associate			$ (1,492,955)